Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Research and Development Expenses
Employee compensation	¥ 7,641,448		¥ 8,829,163	¥ 8,998,415
Design and development expenses	1,699,274		2,561,769	3,019,403
Depreciation and amortization expenses	710,737		991,074	720,737
Rental and related expenses	235,535		250,597	273,493
Travel and entertainment expenses	55,807		82,955	135,891
Others	262,192		321,746	283,460
Total	¥ 10,604,993	$ 1,516,494	¥ 13,037,304	¥ 13,431,399